PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Depreciation expense	$ 52,959	$ 37,617	$ 114,146	$ 68,388	$ 96,922	$ 86,501